Future Accounting Developments	12 Months Ended
Oct. 31, 2018
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Future Accounting Developments
5	Future Accounting Developments

The Bank actively monitors developments and changes in accounting standards from the IASB, as well as requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the measurement impact of the adoption of new standards issued by the IASB will have on its consolidated financial statements and also evaluating the alternative elections available on transition.

Effective November 1, 2018

Revenue from contracts with customers

The IASB issued IFRS 15 Revenue from Contracts with Customers (IFRS 15), which replaces the previous revenue standard IAS 18 Revenue, and the related Interpretations on revenue recognition.

The standard is a control-based model as compared to the existing revenue standard which is primarily focused on risks and rewards and provides a single principle based framework to be applied to all contracts with customers that are in scope of the standard. Under the new standard, revenue is recognized when a customer obtains control of a good or service. Transfer of control occurs when the customer has the ability to direct the use of and obtain the benefits of the good or service. The standard introduces a new five step model governing revenue recognition to be applied to contracts with customers. The Bank must also determine whether its performance obligation is to provide the service itself (i.e. the Bank acts as a principal) or to arrange another party to provide the service (i.e. the Bank acts as an agent).

The Bank has assessed the scope of the new guidance to be limited to fees and commission revenues from wealth management and banking services in Canadian and International Banking and underwriting and advisory fees in Global Banking and Markets.

The Bank will adopt the standard and its amendments as of November 1, 2018 using the modified retrospective approach. Under this approach, the Bank will recognize the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings as of November 1, 2018, without restating comparative periods. As of November 1, 2018, the opening balance of retained earnings is expected to decrease by approximately $60 million (net of tax). The decrease in retained earnings relates to certain costs no longer eligible for deferral under the new standard and the re-measurement of certain liabilities at fulfilment cost.

The presentation of certain costs will also change prospectively from non-interest expenses to non-interest income where amounts are deemed to be part of consideration payable to customers or the Bank is deemed to be acting as an agent. This presentation change will not have a material impact on the Bank’s consolidated financial statements.

Effective November 1, 2019

Financial instruments: Prepayment features with negative compensation

On October 12, 2017, the IASB issued an amendment to IFRS 9 Financial Instruments. The amendment allows certain pre-payable financial assets with so-called negative compensation prepayment option to be measured at amortized cost or fair value through other comprehensive income, if the prepayment amount substantially represents unpaid principal and interest and reasonable compensation. Reasonable compensation may be positive or negative. Prior to this amendment financial assets with this negative compensation feature would have failed the solely payments of principal and interest test and be mandatorily measured at fair value through profit or loss. The amendment will be effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. Based on preliminary assessments, the amendment is not expected to impact the Bank.

Leases

On January 13, 2016, the IASB issued IFRS 16 Leases, which requires a lessee to recognize an asset for the right to use the leased item and a liability for the present value of its future lease payments. IFRS 16 will result in leases being recorded on the Bank’s balance sheet, including those currently classified as operating leases except for short-term leases and leases with low value of the underlying asset. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17.

IFRS 16 is effective for the Bank on November 1, 2019. On transition, there are practical expedients available whereby the Bank will not need to reassess whether a contract is, or contains a lease, or reassess the accounting of sale leaseback transactions recognized prior to the date of initial application. A lessee will apply IFRS 16 to its leases either retrospectively to each prior reporting period presented; or retrospectively with the cumulative effect of initially applying IFRS 16 being recognized at the date of initial application.

The Bank is currently in the process of assessing existing contractual relationships to identify the existing population of leases that would be recorded on the balance sheet under the new standard. The Bank continues to evaluate the potential impact to the existing IT systems and processes and next steps include performing an initial quantification of the existing obligations and reviewing the additional disclosures required by the new standard. During 2019, the Bank will also complete its assessment of various practical expedients and formulate its accounting policies under IFRS 16.

IFRIC 23 Uncertainty over income tax treatments

On June 7, 2017, the IASB issued IFRIC 23 that is effective for the Bank beginning November 1, 2019. The interpretation clarifies the accounting for uncertainties over income taxes. The interpretation clarifies application of recognition and measurement requirements in IAS 12 income taxes when there is uncertainty over income tax treatments. The Bank is currently assessing the impact of the interpretation.

Employee Benefits

On February 7, 2018, the IASB issued narrow-scope amendments to pension accounting that is effective for the Bank beginning November 1, 2019. The amendments relate to when a plan amendment, curtailment or settlement has occurred. In such instances, the Bank is required to use updated assumptions to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. For the Bank, the narrow scope amendments are to be applied prospectively to plan amendments, curtailments and settlements occurring after November 1, 2019.

Effective November 1, 2020

Conceptual Framework

On March 29, 2018, the IASB issued the revised Conceptual Framework for Financial Reporting (Framework) that is effective for the Bank beginning November 1, 2020. The Framework itself is not a standard, and does not override existing standards. It is used by the IASB in developing accounting standards. The Bank is currently assessing the impact of the revisions.

Definition of business

On October 22, 2018, the IASB issued a narrow-scope amendment to IFRS 3 Business Combination. The amendments will help companies determine whether an acquisition is of a business or a group of assets. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The amendments apply to transactions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. Earlier adoption is permitted. The Bank is currently assessing the impact.

Definition of material

On October 31, 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, clarifying the definition of material. Under the new definition, information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. The explanations accompanying the definition have also been improved. The amendments are effective prospectively for annual periods beginning on or after January 1, 2020. Earlier adoption is permitted. The Bank is currently assessing the impact.

Effective November 1, 2021

Insurance Contracts

On May 18, 2017, the IASB issued IFRS 17 Insurance Contracts, which provides a comprehensive principle-based framework for the measurement and presentation of all insurance contracts. The new standard will replace IFRS 4 Insurance Contracts and requires insurance contracts to be measured using current fulfillment cash flows and for revenue to be recognized as the service is provided over the coverage period. On November 14, 2018, the IASB tentatively decided to defer the effective date, by one year, to annual periods on or after January 1, 2022. The Bank will continue to track the IASB Board’s meeting agenda items on issues and discussions related to the standard, further updates will be provided in Q1 2019.

The IFRS 17 project structure and governance has been established along with a Project Management Office to assist the Executive Steering and Project Operations Committees. The committees comprise of representatives from Global Finance, Global Insurance Actuarial Services, Information Technology and the Insurance Business Operations. The Bank is currently in the Evaluation and Design Solution phase of the project, with Implementation planned for Fiscal 2019 through 2022.